SCHEDULE OF ACCOUNTS RECEIVABLE FROM A RELATED PARTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
CADV Ventures S.A [Member]
Prepayment to a related party	$ 185	$ 155
Amount Due from a related party	6,594	56,144
Amount due from a related party, non-current		100,061
Accounts payable to related parties	19,383	5,938
Amount due to a related party	8	945,863
Sales of service to related parties	772,833	539,066
TTP Limited	256,858	649,169
Interest accrued from related parties	3,130	2,724
Advances/loans to related parties	15,098	112,063
Repayment from related parties	182,344	90,475
Repayment to related parties	233,730
CADV Ventures S.A [Member] | Sales of Service Related Parties [Member]
Sales of service to related parties	715,169	534,421
Purchase of service from related parties	104,277	59,245
CADV Ventures S.A [Member] | Mobilum Tech UAB [Member]
Accounts receivable from a related party		10,596
CADV Ventures S.A [Member] | Mobilum Tech UAB [Member]
Accounts receivable from a related party		10,596
CADV Ventures S.A [Member] | Mobilum Tech UAB [Member] | Sales of Service Related Parties [Member]
Sales of service to related parties	147,869	186,216
CADV Ventures S.A [Member] | Santochi Co [Member]
Prepayment to a related party		45,870
Accounts payable to related parties	253
CADV Ventures S.A [Member] | Santochi Co [Member] | Sales of Service Related Parties [Member]
Purchase of service from related parties	78,914	47,268
CADV Ventures S.A [Member] | WKM Two [Member]
Amount Due from a related party	6,594
Amount due to a related party		70,537
Interest accrued from related parties	99	118
Advances/loans to related parties	15,098	11,558
Repayment from related parties	8,878	17,644
WKM2		72,687
Repayment to related parties	76,963
CADV Ventures S.A [Member] | Kogom Ltd [Member]
Amount Due from a related party		56,144
Repayment from related parties	61,258	57,973
CADV Ventures S.A [Member] | WKM Ltd [Member]
Amount due from a related party, non-current		100,061
Interest accrued from related parties	3,031	2,606
Advances/loans to related parties		100,505
Repayment from related parties	112,208
CADV Ventures S.A [Member] | TTP Ltd [Member]
Accounts payable to related parties	19,130	5,938
TTP Limited	256,858	649,169
Repayment from related parties		14,858
CADV Ventures S.A [Member] | TTP Ltd [Member] | Sales of Service Related Parties [Member]
Purchase of service from related parties	25,363	11,977
CADV Ventures S.A [Member] | Wojciech Kaszycki [Member]
Amount due to a related party	8	875,326
Mr. Kaszycki	25,680	43,448
Repayment to related parties	156,767
CADV Ventures S.A [Member] | GPASA [Member] | Sales of Service Related Parties [Member]
Sales of service to related parties	567,300	$ 348,205
Kukugan Invest [Member]
Prepayment to a related party	185		$ 3
Amount Due from a related party	6,594
Accounts payable to related parties	19,383		8,155
Kukugan Invest [Member] | WKM2 [Member]
Amount Due from a related party	$ 6,594